Investment Securities, Available-for-sale Securities, Transaction Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 160,820,000	$ 154,944,000	$ 47,296,000
Proceeds from calls	256,384,000	1,049,306,000	1,124,649,000
Gross realized gains	1,702,000	2,584,000	1,472,000
Gross realized losses	80,000	423,000	44,000
Income tax expense recognized on net gains on sales and calls of securities available for sale	649,000	864,000	571,000
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 316,700,000	$ 261,100,000